CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated other Comprehensive (Loss)/Income [Member]	Statutory Reserve [Member]	Retained Earnings /(Deficits) [Member]	Total
Beginning Balance at Jun. 30, 2014	$ 1,680	$ 199,365,902	$ 2,647,794	$ 325	$ 7,417,914	$ 209,433,615
Beginning Balance, shares at Jun. 30, 2014	16,800,000
Net income					26,072,653	26,072,653
Foreign currency translation adjustment			1,757,840			1,757,840
Beginning Balance at Jun. 30, 2015	$ 1,680	$ 199,365,902	$ 4,405,634	$ 325	$ 33,490,567	$ 237,264,108
Beginning Balance, shares at Jun. 30, 2015	16,800,000
Shares issued in reverse acquisition	473	29,668,692				29,669,165
Shares issued in reverse acquisition, shares	4,726,747
Share repurchase	$ (149)	$ (17,524,031)				$ (17,524,180)
Share repurchase, shares	(1,485,100)
Share based compensation		1,889,733				1,889,733
Statutory Reserve				2,363,920		2,363,920
Net income					9,753,477	9,753,477
Foreign currency translation adjustment			(19,361,292)			(19,361,292)
Beginning Balance at Jun. 30, 2016	$ 2,004	$ 213,400,296	$ (14,955,658)	$ 2,364,245	$ 43,244,044	$ 244,054,931
Beginning Balance, shares at Jun. 30, 2016	20,041,647